2. SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 706	$ 463
Accrued professional fees	191	126
Accrued rent	77	82
Other accrued expenses	64	86
Total	$ 1,038	$ 757